Post-employment benefits	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Post-employment benefits
Post-employment benefits
The cost of providing benefits is determined using the projected unit credit method with actuarial valuations being carried out at the end of each annual reporting period. All remeasurements of the defined benefit obligation, such as actuarial gains and losses and return on plan assets, are recognised directly in other comprehensive income. Remeasurements recognised in other comprehensive income are reflected immediately in retained earnings and are not reclassified to profit or loss. Service cost is presented within cost of sales, selling and distribution expenses and administrative expenses in the consolidated income statement. Past service cost is recognised immediately within cost of sales, selling and distribution expenses and administrative expenses in the consolidated income statement. The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. Net interest cost is presented within finance costs or finance income, as applicable, in the consolidated income statement. The defined benefit obligation recognised in the consolidated statement of financial position represents the present value of the estimated future cash outflows, using interest rates of high quality corporate bonds which have terms to maturity approximating the terms of the related liability.
The Group recognises termination benefits at the earlier of the following dates: (1) when the Group can no longer withdraw the offer of those benefits and (2) when the Group recognises costs for a restructuring that is within the scope of IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Termination benefits are payable whenever an employee’s employment is terminated before the normal retirement date or whenever an employee accepts voluntary redundancy in exchange for those benefits.
The following table summarises our non-current employee benefit liabilities as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Retirement benefit obligation	103	251
Other employee benefit liabilities	35	32
Total non-current employee benefit liabilities	138	283
Defined benefit plans
The Group sponsors a number of defined benefit pension plans in Belgium, France, Germany, Great Britain, Luxembourg and Norway. In connection with the Acquisition, the Group assumed the liabilities related to two defined benefit plans, Coca-Cola Amatil Superannuation Plan (CCASP), which is predominantly Australia-based, and the CCBI Superannuation Plan (CCBISP), which is Indonesia-based. The Group’s Great Britain plan (GB Scheme) and Germany plans (Pension Plan 1 and Pension Plan 2) are the most significant.
The GB Scheme’s defined benefit obligation includes benefits for current employees, former employees and current pensioners. The level of benefits provided (funded final salary pension) depends on the member’s length of service and salary at retirement age. Part of the pension may be exchanged for a tax free cash lump sum. The GB Scheme was closed to new members with effect from 1 October 2005 and is administered by a separate board of trustees, which is legally separate from the Group. The board of trustees is composed of representatives of both the employer and employees. The board of trustees is required by law to act in the interest of all relevant beneficiaries and is responsible for the investment policy with regard to the assets plus the day to day administration of the benefits.
A full actuarial valuation of the GB Scheme occurs on a triennial basis by a qualified external actuary, which is used as the basis of determining the Group’s future contributions to the plan. The latest triennial valuation was carried out as at 5 April 2019 and has been updated to 31 December 2021 to reflect our defined benefit obligation, for known events and changes in market conditions as allowed under IAS 19, “Employee Benefits”.
On 8 October 2020, the Group announced a proposal to close the GB Scheme to future accrual, which was implemented on 31 March 2021. The affected employees were offered to enrol in the Group’s defined contribution scheme (DC scheme), resulting in €19 million of expenses incurred for the year ending 31 December 2021 related to discrete payments to the affected employees in the form of cash or a contribution to their pension (DC Scheme). Subsequent to the implementation of the closure of the GB Scheme, the members moved from active to deferred status, with future indexation of deferred pensions before retirement measured by reference to the consumer price index (CPI). As a result, a gain of €28 million was recognised as a past service cost credit.
Germany’s defined benefit pension plans are open to existing members but closed to new entrants. The defined benefit includes benefits for current employees, former employees and current pensioners. Pension Plan 1 has elements of a final salary pension for past service and a career average formula for new accruals. It is funded through a support fund administered by an insurance company. Pension Plan 2 is administered by the Group with the plan being covered by a contractual trust arrangement (CTA) and a single reinsurance contract. The Group is responsible for paying obligations. There is no external board of trustees. The insurer shares some responsibility for plan assets, investment policy and administration. The latest annual valuation for Plan 1 was 31 December 2019 updated to the balance sheet date of these consolidated financial statements and for Plan 2 it was 31 December 2021.
Risks
The Group’s defined benefit pension schemes expose the Group to a number of risks, including:
•Asset volatility – the plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if assets underperform this yield, a deficit would occur. Some of our plans hold a significant proportion of growth assets (equities and property) which, though expected to outperform corporate bonds in the long term, create volatility and risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given each scheme’s long-term objectives.
•Changes in bond yields – a decrease in corporate bond yields will increase the defined benefit liability, although this will be partially offset by an increase in the value of the plan’s bond holdings.
•Inflation risk – a significant proportion of our benefit obligations are linked to inflation and higher inflation will lead to higher liabilities (although, in most cases, caps on the level of inflationary increases are in place to protect against extreme inflation). The majority of the assets are either unaffected by or only loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.
•Life expectancy – the majority of our plans have an obligation to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the defined benefit liabilities.
Benefit costs
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Service cost	26	52	46
Past service (credit)/cost(A)	(23)	—	3
Net interest cost	2	2	1
Administrative expenses	2	2	2
Total cost	7	56	52
(A)Predominantly comprised of the impact of the closure of the GB defined benefit pension scheme to future benefits accrual on 31 March 2021.

Other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Actuarial (gain)/loss on defined benefit obligation arising during the period	(66)	160	282
Return on plan assets (greater)/less than discount rate	(235)	(89)	(203)
Net charge to other comprehensive income	(301)	71	79
Benefit obligation and fair value of plan assets
The following table summarises the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	31 December 2021	31 December 2020
	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	2,340	2,236
Service cost	26	52
Past service cost	(23)	—
Interest costs on defined benefit obligation	36	34
Plan participants contribution	59	71
Actuarial loss/(gain) - experience	2	(7)
Actuarial loss/(gain) - demographic assumptions	(2)	—
Actuarial loss/(gain) - financial assumptions	(66)	169
Benefit payments	(150)	(121)
Administrative expenses	2	2
Acquisition of CCL	66	—
Currency translation adjustments	123	(96)
Benefit obligation at end of plan year	2,413	2,340
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	2,132	2,096
Interest income on plan assets	34	32
Return on plan assets greater/(less) than discount rate	235	89
Plan participants contributions	59	71
Employer contributions	39	52
Benefit payments	(150)	(121)
Acquisition of CCL	40	—
Currency translation adjustment	115	(87)
Fair value of plan assets at end of plan year	2,504	2,132
Timing of benefit payments
The weighted average duration of the defined benefit plan obligation as at 31 December 2021 is 20 years, including 22 years for the GB Scheme and 15 years for Germany plans.
Retirement benefit status
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Net benefit status:
Present value of obligation	(2,413)	(2,340)
Fair value of assets	2,504	2,132
Net benefit status:	91	(208)
Retirement benefit surplus (Note 25)	194	43
Retirement benefit obligation	(103)	(251)
The GB Scheme and Germany plans represented approximately 72.0% and 15.7% of the present value of the obligation and 73.5% and 16.5% of the fair value of assets as at 31 December 2021, respectively.
The surplus for 2021 and 2020, which is primarily related to the GB Scheme and Germany Pension Plan 2, is recognised on the balance sheet on the basis that the Group is entitled to a refund of any remaining assets once all members have left the plan.
Actuarial assumptions
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	31 December 2021	31 December 2020
Financial assumptions	%	%
Discount rate	1.8	1.3
Rate of compensation increase	3.2	2.7
Rate of price inflation	3.1	2.6

Demographic assumptions (weighted average)(A)	31 December 2021	31 December 2020
Retiring at the end of the reporting period
Male	22.4	21.3
Female	25.0	24.0
Retiring 15 years after the end of the reporting period
Male	23.3	22.4
Female	26.1	25.1
(A)These assumptions translate into an average life expectancy in years, post-retirement, for an employee retiring at age 65.
The following table summarises the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption		Decrease in assumption
Principal assumptions		2021	2020	2021	2020
Discount rate	0.5%	(8.5)	(9.1)	9.7	10.4
Rate of compensation increase	0.5%	0.5	2.3	(0.4)	(2.1)
Rate of price inflation	0.5%	6.7	7.3	(5.9)	(7.9)
Mortality rates	1 year	3.5	3.4	(3.4)	(3.5)
The sensitivity analyses have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.
Pension plan assets
There are formal investment policies for the assets associated with our pension plans. Policy objectives include (1) maximising long-term return at acceptable risk levels; (2) diversifying among asset classes, if appropriate, and among investment managers; and (3) establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk, including quality and diversification standards. Asset allocation targets are based on periodic asset liability and/or risk budgeting study results, which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.
The following tables summarise pension plan assets measured at fair value as at the dates presented:

	Total 31 December 2021	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities(A)	221	221	—
Fixed-income securities:(B)
Corporate bonds and notes	54	54	—
Government bonds	1,506	1,506	—
Cash and other short-term investments(C)	6	6	—
Other investments:
Real estate funds(D)	346	39	307
Insurance contracts(E)	240	—	240
Investment funds(F)	73	—	73
Derivatives(G)	58	—	58
Total	2,504	1,826	678

	Total 31 December 2020	Investments quoted in active markets	Unquoted investments
	€ million	€ million	€ million
Equity securities(A)	186	186	—
Fixed-income securities:(B)
Corporate bonds and notes	80	51	29
Government bonds	1,196	1,196	—
Cash and other short-term investments(C)	114	112	2
Other investments:
Real estate funds(D)	312	31	281
Insurance contracts(E)	230	—	230
Derivatives(G)	14	—	14
Total	2,132	1,576	556
(A)Equity securities are comprised of ordinary shares and investments in equity funds. Investments in ordinary shares are valued using quoted market prices multiplied by the number of shares owned. Investments in equity funds are valued at the net asset value per share, which is calculated predominantly based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
(B)The fair values of the fixed-income securities are determined based on quoted market prices in active markets. Bonds are held mainly in the currency of the geography of the plan.
(C)Cash and other short-term investments are valued at €1.00/unit, which approximates fair value. Amounts are generally invested in cash or interest bearing accounts.
(D)The valuation of unquoted real estate funds is based on net assets value per share multiplied by the number of shares owned. For quoted real estate funds, the calculation is based on the underlying quoted investments market price, multiplied by the number of shares held as of the measurement date.
(E)Insurance contracts exactly match the amount and timing of certain benefits, therefore the fair value of these insurance policies is deemed to be the present value of the related obligations.
(F)Primarily includes investments in equity securities, fixed income securities and combinations of both. Fair values are sourced from broker quotes.
(G)Derivatives are comprised of futures and return swaps the fair values of which are not based on quoted market prices in active markets.
Contributions
To support a long-term funding arrangement, during 2019 the Group entered into a partnership agreement with the GB Scheme, the CCEP Scottish Limited Partnership (the Partnership). Certain property assets in Great Britain, with a market value of £171 million were transferred into the Partnership and subsequently leased back to the Group’s operating subsidiary in Great Britain. The GB Scheme receives semi-annual distributions from the Partnership, increasing each year at a fixed cumulative rate of 3% through to 2034. The Group exercises control over the Partnership and as such it is fully consolidated in these consolidated financial statements. Under IAS 19, the investment held by the GB Scheme in the Partnership does not represent a plan asset for the purposes of these consolidated financial statements. Similarly, the associated liability is not included in the consolidated statement of financial position, rather the distributions are recognised when paid as a contribution to the plan assets of the scheme.
Contributions to pension plans totalled €39 million, €52 million and €61 million during the years ended 31 December 2021, 31 December 2020 and 31 December 2019, respectively. Included within the 2021 contribution is €10 million relating to the Partnership agreement. The Group expects to make contributions of €22 million for the full year ending 31 December 2022.
Other employee benefit liabilities
In certain territories, the Group has an early retirement programme designed to create an incentive for employees, within a certain age group, to transition from (full or part time) employment into retirement before their legal retirement age. Furthermore, the Group also sponsors deferred compensation plans in other territories. The current portion of these liabilities totalled €10 million and €13 million as at 31 December 2021 and 31 December 2020, respectively, and is included within the current portion of employee benefit liabilities. The non-current portion of these liabilities totalled €35 million and €32 million as at 31 December 2021 and 31 December 2020, respectively, and is included within employee benefit liabilities.
Defined contribution plans
The Group sponsors a number of defined contribution plans across its territories. Contributions payable for the period are charged to the consolidated income statement as an operating expense for defined contribution plans. Contributions to these plans totalled €62 million for the year ending 31 December 2021, and €34 million for both years ended 31 December 2020 and 31 December 2019.